OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER NON-FINANCIAL LIABILITIES
Schedule of other current and non-current liabilities

	Current			Non-current
Description	12.31.2022		12.31.2021	12.31.2022		12.31.2021
	ThCh$		ThCh$	ThCh$		ThCh$
Dividends payable	29,042,469		29,020,899	—		—
Other	13,251,991	(1)	2,216,935	29,589,051	(2)	23,784,817
Total	42,294,460		31,237,834	29,589,051		23,784,817
(1)	Corresponds to an advance payment from Coca-Cola de Chile S.A. for a marketing co-participation plan for the penetration of market equipment, which will be developed between 2022 and until 2024.
(2)	Other non-current corresponds mainly to accounts payable to former shareholders of Companhia de Bebidas Ipiranga (“CBI”). See Note 6 for further information.